Discontinued Operations (Tables)	3 Months Ended
Apr. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial results of discontinued operations

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
Revenues:
Total revenues	$29,076	$24,021
Operating expenses:
Costs of revenues	9,623	9,427
Content and software development	6,436	6,103
Selling and marketing	5,322	5,006
General and administrative	380	547
Amortization of intangible assets	4,296	3,026
Recapitalization and acquisition-related costs	 132	 218
Restructuring	29	203
Total operating expenses	26,218	24,530
Operating income from discontinued operations	2,858	(509)
Other income (expense), net	(49)	19
Interest income	6	3
Interest expense	(767)	(41)
Income from discontinued operations before income taxes	2,048	(528)
Provision for income taxes	597	968
Net income from discontinued operations	$1,451	$(1,496)

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations of SumTotal (in thousands):

	Successor	Successor
	April 30, 2022	January 31, 2022
Carrying amount of assets included as part of discontinued operations
Cash and cash equivalents	$6,054	$16,496
Restricted cash	236	236
Accounts receivable	27,733	38,587
Prepaid expenses and other current assets	9,882	8,755
Current assets of discontinued operations	43,905	64,074
Property and equipment, net	5,631	6,609
Goodwill	75,594	75,693
Intangible assets, net	71,507	75,628
Right of use assets	1,780	1,937
Other assets	4,509	4,945
Long-term assets of discontinued operations	159,021	164,812
Total assets classified as discontinued operations in the condensed consolidated balance sheet	$202,926	$228,886

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	$1,522	$1,502
Accrued compensation	6,838	10,293
Accrued expenses and other current liabilities	5,162	3,260
Lease liabilities	519	508
Deferred revenue	60,647	71,904
Current liabilities of discontinued operations	74,688	87,467
Deferred revenue - non-current	—	292
Deferred tax liabilities	1,073	516
Long term lease liabilities	1,434	1,605
Other long-term liabilities	149	13
Current liabilities of discontinued operations	2,656	2,426
Total liabilities classified as discontinued operations in the condensed consolidated balance sheet	$77,344	$89,893